The Company's Subsidiaries - Schedule of the Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Silynx Communications Inc. [Member]
Schedule of the Company
Jurisdiction of incorporation	Delaware, USA
Rights to equity/voting rights	100.00%
Source of Sound Ltd. [Member]
Schedule of the Company
Jurisdiction of incorporation	Israel
Rights to equity/voting rights	100.00%